Convertible Notes (Details)							1 Months Ended		6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended		33 Months Ended
	Apr. 01, 2025	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 11, 2025 $ / shares	Jun. 24, 2025 $ / shares shares	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 USD ($) shares	Jan. 29, 2024 shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 29, 2023 shares	May 31, 2023 USD ($)	Aug. 31, 2020 USD ($) $ / shares
Convertible Notes [Line Items]
Authorized capital (in Shares) | shares					10,000,000													495,000,000			75,000,000	70,000,000	10,000,000			3,000,000
Common stock, shares authorized (in Shares) | shares					3,000,000				490,000,000					490,000,000		490,000,000									10,000,000
Warrants converted (in Shares) | shares							507,394
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Proceeds from convertible notes															$ 5,590,000
Trading days	10
Number of bottles sold														20,608
Converted price percentage														80.00%
Convertible notes payable, fair Value														$ 0	17,220,203	$ 0
Gain on change in fair value										$ 1,705,020				$ 736,580	$ (240,159)
Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares															507,394
Warrants converted (in Shares) | shares														546,927
Warrant outstanding (in Shares) | shares														3,871,992	507,394	3,871,992
2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares														507,394
2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		$ 15,278,168											$ 15,278,168
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares															507,394
Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares														$ 1.25		$ 1.25
Warrant liability, fair value		0											0		$ 1,512,692
Convertible debt		8,526,245					$ 8,678,433						8,526,245		2,975,000
Cumulative proceeds from convertible debt		$ 6,630,870					$ 6,630,870						$ 6,630,870		2,975,000
IPO per share (in Dollars per share) | $ / shares														$ 10
Warrant outstanding (in Shares) | shares		1,657,718					755,919						1,657,718
Trading days														20
Exercise price of the warrant percentage														125.00%
Amount obtained from retail shelf value														$ 1,635,458
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 5
2024 Series Convertible Whiskey Special Ops [Member]
Convertible Notes [Line Items]
Bottle per rate														$ 10
Whiskey Special Ops Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares														546,927
Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Fair value of convertible notes		$ 15,278,168		$ 18,482,353									$ 15,278,168												$ 33,849,109
Conversion price (in Dollars per share) | $ / shares														$ 13.16		$ 13.16
Aggregate fair value													21,005,723
Debt conversion, original debt, amount						$ 24,795,755
Non adjustable rate per share (in Dollars per share) | $ / shares														$ 6
Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares		507,394			507,394	507,394								507,394
Debt conversion, original debt, amount						$ 1,714,574
Warrant liability, fair value						3,505,015
Convertible Notes [Member] | 2020 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount												$ 450,000																$ 1,120,000
Private offering of common stock																												$ 5,000,000
Common stock, par value (in Dollars per share) | $ / shares																												$ 143.2
Debt instrument, common stock sale, discount percentage																												0.20
Conversion price (in Dollars per share) | $ / shares																												$ 75
Accrued interest, net of current portion												49,425
Convertible Notes [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount								$ 351,000				14,599,523		$ 14,815,523		$ 14,815,523											$ 135,000
Conversion price (in Dollars per share) | $ / shares														$ 157.89		$ 157.89
Proceeds from convertible notes								$ 260,000				10,740,000				$ 10,900,000
Convertible Notes [Member] | 2022 Convertible Promissory Notes, Round 3 [Member]
Convertible Notes [Line Items]
Aggregate principal amount																											$ 2,160,000
Convertible Notes [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount											$ 7,230,500
Proceeds from convertible notes											5,330,000
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount						$ 5,000,000																	$ 10,000,000
Interest rate						12.50%
Convertible notes payable, fair Value							$ 23,311,063
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares							546,927
Common stock owns percentage							4.99
Convertible Notes [Member] | Whiskey Special Ops Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares		546,927												546,927
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Original subscription percentage														150.00%
Original subscription, one-time payout														$ 24,495,000		24,495,000
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2022 Convertible Promissory Notes Subscriptions
Convertible Notes [Line Items]
Aggregate principal amount														10,900,000		10,900,000
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2023 Convertible Promissory Notes Subscriptions [Member]
Convertible Notes [Line Items]
Aggregate principal amount														5,430,000		5,430,000
Additional Paid-in Capital [Member]
Convertible Notes [Line Items]
Aggregate fair value		$ 11,783,773
Additional Paid-in Capital [Member] | Whiskey Special Ops Notes [Member]
Convertible Notes [Line Items]
Aggregate fair value		15,277,786
Additional Paid-in Capital [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Stock issued during the period period, conversion of convertible securities				18,482,022
Parent [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Equity aggregate amount		11,784,068
Gain on change in fair value		5,162,944
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Warrant liability, fair value		0											0		406,774
Convertible debt		3,247,425											3,247,425		800,000
Cumulative proceeds from convertible debt		$ 2,233,000					$ 2,233,000						$ 2,233,000		$ 800,000
Warrant outstanding (in Shares) | shares		558,250											558,250
Convertible notes payable, fair Value		$ 4,815,132											$ 4,815,132
Related Party [Member] | Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares			250,000
Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Fair value of convertible notes		$ 6,870,236											$ 6,870,236
Related Party [Member] | Convertible Notes [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount												6,311,250		$ 6,311,250		6,311,250
Proceeds from convertible notes												$ 4,675,000				$ 4,675,000
Related Party [Member] | Convertible Notes [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount											3,982,500
Proceeds from convertible notes											$ 2,950,000
Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares															106,667
Convertible debt							3,247,425								$ 800,000
Convertible notes payable, fair Value							$ 8,723,321
Subsequent Event [Member]
Convertible Notes [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																	$ 0.01			$ 0.001
Subsequent Event [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrant outstanding (in Shares) | shares																			1,919,433	1,919,433
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 0.001	$ 0.001
Subsequent Event [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares														1,420,406
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrant outstanding (in Shares) | shares																			1,203,783	1,203,783
Common Stock [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares					9,500,000
Common Stock [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares		2,399,090					2,399,090						2,399,090
Common Stock [Member] | Whiskey Special Ops Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		$ 11,784,068											$ 11,784,068
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		3,312,148			3,312,148	3,312,148
Stock issued during the period period, conversion of convertible securities				$ 331
Aggregate fair value						$ 30,344,094
Common Stock [Member] | Related Party [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares							1,203,783																	1,203,783
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares			250,000
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		1,717,559
Founders of Common Stock [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares					500,000
Amended and Restated Certificate of Incorporation [Member]
Convertible Notes [Line Items]
Authorized capital (in Shares) | shares					70,000,000
IPO [Member]
Convertible Notes [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 4		$ 5									$ 4	$ 4		$ 4
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		3,312,148
IPO [Member] | Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Stock price (in Dollars per share) | $ / shares															$ 5